Share based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 shares	Dec. 31, 2018 shares	Jul. 31, 2017 shares
Disclosure of other equity instruments [line items]
Options granted	0	0
Concurrent Private Placement [member] | American Depository Shares [member]
Disclosure of other equity instruments [line items]
Number of shares issued			2,080,000	1,973,451
Dr Russell Howard [member]
Disclosure of other equity instruments [line items]
Share approved for issuance		10,000,000
Performance right conversion ratio in shares		1
Weighted average remaining contractual life of performance rights outstanding		1 year